UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22910

Legg Mason Global Asset Management Variable Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT VARIABLE TRUST

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT

FORM N-Q

SEPTEMBER 30, 2016

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 46.1%
Australia - 2.6%
Queensland Treasury Corp., Senior Notes	5.750%	7/22/24	305,000	AUD	$291,885	(a)

Brazil - 5.1%
Federative Republic of Brazil, Notes	10.000%	1/1/25	855,000	BRL	243,186
Federative Republic of Brazil, Notes	10.000%	1/1/27	1,150,000	BRL	322,345

Total Brazil					565,531

Hungary - 4.1%
Republic of Hungary, Bonds	6.000%	11/24/23	80,000,000	HUF	361,579
Republic of Hungary, Bonds	5.500%	6/24/25	20,000,000	HUF	88,513

Total Hungary					450,092

Indonesia - 5.0%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	1,000,000,000	IDR	82,867
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	3,000,000,000	IDR	262,049
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	2,400,000,000	IDR	205,809

Total Indonesia					550,725

Malaysia - 4.3%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	1,165,000	MYR	286,213
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	140,000	MYR	35,043
Federation of Malaysia, Senior Bonds	3.620%	11/30/21	120,000	MYR	29,508
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	505,000	MYR	122,074

Total Malaysia					472,838

Mexico - 12.8%
United Mexican States, Senior Bonds	8.500%	5/31/29	6,320,000	MXN	389,499
United Mexican States, Senior Bonds	8.500%	11/18/38	6,500,000	MXN	413,080
United Mexican States, Senior Bonds	7.750%	11/13/42	10,300,000	MXN	613,391

Total Mexico					1,415,970

New Zealand - 2.2%
Government of New Zealand, Senior Bonds	5.500%	4/15/23	280,000	NZD	246,666	(a)

Poland - 2.1%
Republic of Poland, Bonds	3.250%	7/25/25	875,000	PLN	236,032

Portugal - 2.8%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	245,000	EUR	311,806	(a)

South Africa - 5.1%
Republic of South Africa, Bonds	6.750%	3/31/21	750,000	ZAR	52,042
Republic of South Africa, Bonds	6.500%	2/28/41	4,600,000	ZAR	244,898
Republic of South Africa, Bonds	8.750%	2/28/48	3,920,000	ZAR	266,666

Total South Africa					563,606

TOTAL SOVEREIGN BONDS (Cost - $5,454,456)					5,105,151

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.009%	3/22/44	60,505	EUR	55,178	(a)(b)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 A2	0.000%	2/17/50	26,051	EUR	28,833	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $106,002)					84,011

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 23.9%
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 3.6%
Ford Motor Credit Co., LLC, Senior Notes	1.459%	1/17/17	200,000	$200,162	(b)
Ford Motor Credit Co., LLC, Senior Notes	1.750%	6/15/18	200,000	200,717	(b)

Total Automobiles				400,879

Media - 0.9%
DISH DBS Corp., Senior Notes	4.625%	7/15/17	100,000	101,750

TOTAL CONSUMER DISCRETIONARY				502,629

FINANCIALS - 19.4%
Banks - 14.0%
Banco Santander Chile, Senior Notes	1.565%	4/11/17	150,000	150,120	(b)(c)
Bank of America Corp., Senior Notes	1.720%	1/15/19	205,000	206,314	(b)
Bank of America Corp., Senior Notes	1.516%	4/1/19	85,000	85,510	(b)
Citigroup Inc., Senior Bonds	1.385%	3/10/17	195,000	195,172	(b)
Citigroup Inc., Senior Bonds	1.424%	4/27/18	95,000	95,195	(b)
Corporacion Andina de Fomento, Senior Notes	1.302%	1/29/18	135,000	135,253	(b)
JPMorgan Chase & Co., Senior Notes	1.615%	1/25/18	185,000	185,919	(b)
Santander UK PLC, Senior Notes	1.264%	9/29/17	110,000	109,788	(b)
Shinhan Bank, Senior Notes	1.311%	4/8/17	225,000	225,123	(b)(c)
Wells Fargo & Co., Senior Notes	1.740%	7/26/21	160,000	160,507	(b)

Total Banks				1,548,901

Capital Markets - 4.2%
Goldman Sachs Group Inc., Senior Notes	1.917%	11/15/18	375,000	378,026	(b)
Macquarie Bank Ltd., Senior Notes	1.364%	10/27/17	85,000	84,996	(b)(c)

Total Capital Markets				463,022

Consumer Finance - 1.2%
American Express Credit Corp., Senior Notes	1.362%	7/31/18	130,000	130,656	(b)

TOTAL FINANCIALS				2,142,579

TOTAL CORPORATE BONDS & NOTES (Cost - $2,644,324)				2,645,208

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.8%
U.S. Government Obligations - 28.8%
U.S. Treasury Notes	0.522%	1/31/18	295,000	295,718	(b)
U.S. Treasury Notes	0.440%	4/30/18	775,000	775,646	(b)
U.S. Treasury Notes	0.424%	7/31/18	2,120,000	2,119,716	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,190,783)				3,191,080

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $11,395,565)				11,025,450

			SHARES
SHORT-TERM INVESTMENTS - 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $454,247)	0.400%		454,247	454,247

TOTAL INVESTMENTS - 103.7% (Cost - $11,849,812#)				11,479,697
Liabilities in Excess of Other Assets - (3.7)%				(408,189)

TOTAL NET ASSETS - 100.0%				$11,071,508

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2016

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities VIT (the “Portfolio”) is a separate non-diversified investment series of Legg Mason Global Asset Management Variable Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$5,105,151	—	$5,105,151
Collateralized Mortgage Obligations	—	84,011	—	84,011
Corporate Bonds & Notes	—	2,645,208	—	2,645,208
U.S. Government & Agency Obligations	—	3,191,080	—	3,191,080

Total Long-Term Investments	—	$11,025,450	—	$11,025,450

Short-Term Investments†	454,247	—	—	454,247

Total Investments	$454,247	$11,025,450	—	$11,479,697

Other Financial Instruments:
Futures Contracts	2,182	—	—	2,182
Forward Foreign Currency Contracts	—	84,616	—	84,616

Total Other Financial Instruments	$2,182	$84,616	—	$86,798

Total	$456,429	$11,110,066	—	$11,566,495

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$11,038	—	—	$11,038
Forward Foreign Currency Contracts	—	$200,722	—	200,722

Total	$11,038	$200,722	—	$211,760

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$181,898
Gross unrealized depreciation	(552,013)

Net unrealized depreciation	$(370,115)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2016, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro Buxl 30-Year Bonds	2	12/16	$433,953	$431,771	$2,182
Euro-OAT	6	12/16	1,079,149	1,079,224	(75)
United Kingdom Long Gilt Bonds	7	12/16	1,170,801	1,181,764	(10,963)

Net unrealized depreciation on open futures contracts					$(8,856)

At September 30, 2016, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	180,000,000	USD	1,787,488	Citibank N.A.	10/3/16	$(12,427)
USD	1,630,287	JPY	180,000,000	Citibank N.A.	10/3/16	(144,773)
NOK	2,600,000	USD	307,174	HSBC Bank USA, N.A.	10/14/16	18,056
NOK	2,200,000	USD	266,125	HSBC Bank USA, N.A.	10/14/16	9,070
SEK	4,000,000	USD	466,935	HSBC Bank USA, N.A.	10/20/16	(288)
CLP	510,000,000	USD	750,088	HSBC Bank USA, N.A.	10/21/16	24,414
USD	89,488	CLP	60,000,000	HSBC Bank USA, N.A.	10/21/16	(1,630)
USD	1,444,144	EUR	1,300,000	Citibank N.A.	11/10/16	(18,688)
USD	463,695	EUR	410,000	Citibank N.A.	11/10/16	2,340
USD	576,680	KRW	640,000,000	HSBC Bank USA, N.A.	11/14/16	(4,266)
NZD	120,000	USD	87,482	JPMorgan Chase & Co.	11/16/16	(255)
NZD	110,000	USD	79,864	JPMorgan Chase & Co.	11/16/16	94
USD	397,282	NZD	550,000	Morgan Stanley & Co. Inc.	11/16/16	(2,509)
USD	1,116,071	SGD	1,500,000	HSBC Bank USA, N.A.	11/17/16	15,836
AUD	440,000	USD	336,307	Morgan Stanley & Co. Inc.	11/18/16	116
SEK	2,500,000	USD	298,009	HSBC Bank USA, N.A.	12/5/16	(5,712)
GBP	340,000	USD	451,415	Citibank N.A.	12/9/16	(10,174)
INR	35,000,000	USD	516,346	Barclays Bank PLC	12/21/16	2,486
USD	1,795,511	JPY	180,000,000	Citibank N.A.	1/11/17	12,204

Total						$(116,106)

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Variable Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016